Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIALS GIBRALTAR FUND
Prospectus Date	rr_ProspectusDate	Apr. 13, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018